Loans, Impaired Loans, and Allowance for Credit Losses	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses

NOTE 6:  LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES

The following table provides the gross carrying amounts of loans and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans and Acceptances by Risk Ratings

(millions of Canadian dollars)										As at
	April 30, 2021					October 31, 2020
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Residential mortgages[1,2,3]
Low Risk	$198,153	$3,457	$	n/a	$201,610	$169,710	$3,125	$	n/a	$172,835
Normal Risk	37,285	8,309		n/a	45,594	56,663	9,938		n/a	66,601
Medium Risk	–	5,115		n/a	5,115	–	7,690		n/a	7,690
High Risk	–	3,141		275	3,416	–	4,120		443	4,563

Default	n/a	n/a		542	542	n/a	n/a		530	530

Total	235,438	20,022		817	256,277	226,373	24,873		973	252,219

Allowance for loan losses	23	166		56	245	32	205		65	302

Loans, net of allowance	235,415	19,856		761	256,032	226,341	24,668		908	251,917
Consumer instalment and other personal[4]
Low Risk	88,019	1,219		n/a	89,238	77,178	1,199		n/a	78,377
Normal Risk	57,593	830		n/a	58,423	59,349	1,360		n/a	60,709
Medium Risk	22,633	4,017		n/a	26,650	28,094	3,631		n/a	31,725
High Risk	1,666	7,626		407	9,699	3,700	9,940		638	14,278

Default	n/a	n/a		456	456	n/a	n/a		371	371

Total	169,911	13,692		863	184,466	168,321	16,130		1,009	185,460

Allowance for loan losses	562	994		147	1,703	567	1,265		187	2,019

Loans, net of allowance	169,349	12,698		716	182,763	167,754	14,865		822	183,441
Credit card
Low Risk	4,165	–		n/a	4,165	3,916	49		n/a	3,965
Normal Risk	8,978	47		n/a	9,025	7,027	129		n/a	7,156
Medium Risk	9,186	945		n/a	10,131	10,431	804		n/a	11,235
High Risk	606	5,106		177	5,889	3,493	6,180		206	9,879

Default	n/a	n/a		71	71	n/a	n/a		99	99

Total	22,935	6,098		248	29,281	24,867	7,162		305	32,334

Allowance for loan losses	665	1,191		194	2,050	624	1,726		204	2,554

Loans, net of allowance	22,270	4,907		54	27,231	24,243	5,436		101	29,780
Business and government[1,2,3,5,6]
Investment grade or Low/Normal Risk	113,366	394		n/a	113,760	120,106	250		n/a	120,356
Non-Investment grade or Medium Risk	124,512	12,939		n/a	137,451	126,509	11,818		n/a	138,327
Watch and classified or High Risk	777	13,289		89	14,155	890	12,567		120	13,577

Default	n/a	n/a		963	963	n/a	n/a		982	982

Total	238,655	26,622		1,052	266,329	247,505	24,635		1,102	273,242

Allowance for loan and acceptances losses	1,118	1,540		343	3,001	1,321	1,706		388	3,415

Loans and acceptances, net of allowance	237,537	25,082		709	263,328	246,184	22,929		714	269,827
Total loans and acceptances[5,7]	666,939	66,434		2,980	736,353	667,066	72,800		3,389	743,255

Total Allowance for loan losses[7,8]	2,368	3,891		740	6,999	2,544	4,902		844	8,290
Total loans and acceptances, net of allowance[5,7]	$664,571	$62,543		$2,240	$729,354	$664,522	$67,898		$2,545	$734,965

[1]

As at April 30, 2021, impaired loans with a balance of $122 million (October 31, 2020 – $111 million) did not have a related allowance for loan losses, as the realizable value of the collateral exceeded the loan amount.

[2]

As at April 30, 2021, excludes trading loans and non-trading loans at FVTPL with a fair value of $13 billion (October 31, 2020 – $13 billion) and $3 billion (October 31, 2020 – $4 billion), respectively.

[3]	As at April 30, 2021, includes insured mortgages of $84 billion (October 31, 2020 – $86 billion).
[4]	As at April 30, 2021, includes Canadian government-insured real estate personal loans of $11 billion (October 31, 2020 – $12 billion).
[5]

As at April 30, 2021, includes loans that are measured at FVOCI of $2 billion (October 31, 2020 – $3 billion) and customers’ liability under acceptances of $19 billion (October 31, 2020 – $15 billion).

[6]

As at April 30, 2021, includes loans guaranteed by government agencies of $26 billion (October 31, 2020 – $27 billion), which are primarily classified in Non-Investment grade or a lower risk rating based on the borrowers’ credit risk.

[7]

As at April 30, 2021, Stage 3 includes acquired credit-impaired (ACI) loans of $177 million (October 31, 2020 – $232 million) and a related allowance for loan losses of $6 million (October 31, 2020 – $10 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

[8]	Includes allowance for loan losses related to loans that are measured at FVOCI of $1 million as at April 30, 2021 (October 31, 2020 – $1 million).

Loans and Acceptances by Risk Ratings (Continued) – Off-Balance Sheet Credit Instruments[1]

(millions of Canadian dollars)										As at
	April 30, 2021					October 31, 2020
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures[2]
Low Risk	$215,718	$170	$	n/a	$215,888	$200,226	$724	$	n/a	$200,950
Normal Risk	79,318	389		n/a	79,707	78,448	1,124		n/a	79,572
Medium Risk	14,973	503		n/a	15,476	35,187	1,444		n/a	36,631
High Risk	925	1,312		–	2,237	2,004	3,025		–	5,029
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures[3]
Investment grade	192,349	–		n/a	192,349	194,182	–		n/a	194,182
Non-Investment grade	75,381	5,207		n/a	80,588	76,280	6,553		n/a	82,833
Watch and classified	38	5,718		–	5,756	18	4,416		–	4,434

Default	n/a	n/a		210	210	n/a	n/a		144	144
Total off-balance sheet credit instruments	578,702	13,299		210	592,211	586,345	17,286		144	603,775
Allowance for off-balance sheet credit instruments	381	563		26	970	381	672		34	1,087
Total off-balance sheet credit instruments, net of allowance	$578,321	$12,736		$184	$591,241	$585,964	$16,614		$110	$602,688

[1]	Exclude mortgage commitments.
[2]

As at April 30, 2021, includes $312 billion (October 31, 2020 – $321 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

[3]	As at April 30, 2021, includes $47 billion (October 31, 2020 – $43 billion) of the undrawn component of uncommitted credit and liquidity facilities.

The changes to the Bank’s allowance for loan losses, as at and for the three and six months ended April 30, 2021 and April 30, 2020, are shown in the following tables.

Allowance for Loan Losses

(millions of Canadian dollars)	For the three months ended
	April 30, 2021				April 30, 2020
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Residential Mortgages
Balance at beginning of period	$26	$214	$61	$301	$30	$28	$56	$114
Provision for credit losses
Transfer to Stage 1[2]	36	(35)	(1)	–	4	(4)	–	–
Transfer to Stage 2	(6)	12	(6)	–	(3)	6	(3)	–
Transfer to Stage 3	–	(3)	3	–	–	(3)	3	–
Net remeasurement due to transfers into stage[3]	(7)	2	–	(5)	(2)	4	–	2
New originations or purchases[4]	2	n/a	n/a	2	4	n/a	n/a	4
Net repayments[5]	(1)	(1)	–	(2)	–	–	–	–
Derecognition of financial assets (excluding disposals and write-offs)[6]	(3)	(11)	(35)	(49)	(1)	(1)	(5)	(7)
Changes to risk, parameters, and models[7]	(24)	(10)	39	5	3	25	14	42
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(4)	(4)	–	–	(9)	(9)
Recoveries	–	–	1	1	–	–	1	1
Foreign exchange and other adjustments	–	(2)	(2)	(4)	2	1	2	5
Balance at end of period	$23	$166	$56	$245	$37	$56	$59	$152
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$529	$1,333	$176	$2,038	$728	$440	$185	$1,353
Provision for credit losses
Transfer to Stage 1[2]	364	(362)	(2)	–	50	(45)	(5)	–
Transfer to Stage 2	(24)	39	(15)	–	(136)	151	(15)	–
Transfer to Stage 3	(3)	(53)	56	–	(4)	(40)	44	–
Net remeasurement due to transfers into stage[3]	(108)	30	3	(75)	(20)	167	4	151
New originations or purchases[4]	55	n/a	n/a	55	99	n/a	n/a	99
Net repayments[5]	(25)	(27)	(5)	(57)	(20)	(14)	(3)	(37)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(19)	(41)	(12)	(72)	(22)	(10)	(6)	(38)
Changes to risk, parameters, and models[7]	(171)	181	91	101	171	203	297	671
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(233)	(233)	–	–	(346)	(346)
Recoveries	–	–	91	91	–	–	58	58
Foreign exchange and other adjustments	(11)	(18)	(3)	(32)	17	8	3	28
Balance, including off-balance sheet instruments, at end of period	587	1,082	147	1,816	863	860	216	1,939
Less: Allowance for off-balance sheet instruments[8]	25	88	–	113	30	55	–	85
Balance at end of period	$562	$994	$147	$1,703	$833	$805	$216	$1,854
Credit Card[9]
Balance, including off-balance sheet instruments, at beginning of period	$842	$1,867	$222	$2,931	$952	$728	$367	$2,047
Provision for credit losses
Transfer to Stage 1[2]	385	(380)	(5)	–	136	(130)	(6)	–
Transfer to Stage 2	(41)	55	(14)	–	(156)	172	(16)	–
Transfer to Stage 3	(2)	(175)	177	–	(2)	(134)	136	–
Net remeasurement due to transfers into stage[3]	(118)	70	3	(45)	(48)	241	3	196
New originations or purchases[4]	26	n/a	n/a	26	55	n/a	n/a	55
Net repayments[5]	(52)	(7)	6	(53)	(18)	2	9	(7)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(12)	(36)	(54)	(102)	(29)	(33)	(62)	(124)
Changes to risk, parameters, and models[7]	(152)	166	65	79	205	667	304	1,176
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(288)	(288)	–	–	(486)	(486)
Recoveries	–	–	89	89	–	–	78	78
Foreign exchange and other adjustments	(24)	(43)	(7)	(74)	32	17	16	65
Balance, including off-balance sheet instruments, at end of period	852	1,517	194	2,563	1,127	1,530	343	3,000
Less: Allowance for off-balance sheet instruments[8]	187	326	–	513	250	360	–	610
Balance at end of period	$665	$1,191	$194	$2,050	$877	$1,170	$343	$2,390

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Transfers represent stage transfer movements prior to ECL remeasurement.
[3]

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2020 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

[4]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[5]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[6]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[7]

Represents the changes in the allowance related to current period changes in risk (e.g., Probability of Default (PD)) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2020 Annual Consolidated Financial Statements for further details.

[8]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[9]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2020 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)
(millions of Canadian dollars)	For the three months ended
	April 30, 2021				April 30, 2020
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Business and Government[2]
Balance, including off-balance sheet instruments, at beginning of period	$1,450	$1,877	$340	$3,667	$756	$735	$291	$1,782
Provision for credit losses
Transfer to Stage 1[3]	127	(125)	(2)	–	36	(35)	(1)	–
Transfer to Stage 2	(124)	127	(3)	–	(113)	116	(3)	–
Transfer to Stage 3	–	(38)	38	–	(1)	(17)	18	–
Net remeasurement due to transfers into stage[3]	(31)	40	–	9	(14)	67	(1)	52
New originations or purchases[3]	239	n/a	n/a	239	209	n/a	n/a	209
Net repayments[3]	(13)	(62)	(18)	(93)	(4)	(11)	(10)	(25)
Derecognition of financial assets (excluding disposals and write-offs)[3]	(181)	(186)	(112)	(479)	(86)	(51)	(79)	(216)
Changes to risk, parameters, and models[3]	(143)	101	184	142	294	362	350	1,006
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(60)	(60)	–	–	(58)	(58)
Recoveries	–	–	11	11	–	–	11	11
Foreign exchange and other adjustments	(37)	(45)	(9)	(91)	28	25	11	64
Balance, including off-balance sheet instruments, at end of period	1,287	1,689	369	3,345	1,105	1,191	529	2,825
Less: Allowance for off-balance sheet instruments[4]	169	149	26	344	127	123	46	296
Balance at end of period	1,118	1,540	343	3,001	978	1,068	483	2,529
Total Allowance, including off-balance sheet instruments, at end of period	2,749	4,454	766	7,969	3,132	3,637	1,147	7,916
Less: Total Allowance for off-balance sheet instruments	381	563	26	970	407	538	46	991
Total Allowance for Loan Losses at end of period[5]	$2,368	$3,891	$740	$6,999	$2,725	$3,099	$1,101	$6,925

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Includes allowance for loan losses related to customers’ liability under acceptances.
[3]	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
[4]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[5]	Includes allowance for loan losses related to loans that are measured at FVOCI of $1 million as at April 30, 2021 (April 30, 2020 – nil).

Allowance for Loan Losses

(millions of Canadian dollars)	For the six months ended
	April 30, 2021				April 30, 2020
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Residential Mortgages
Balance at beginning of period	$32	$205	$65	$302	$28	$26	$56	$110
Provision for credit losses
Transfer to Stage 1[2]	52	(51)	(1)	–	10	(10)	–	–
Transfer to Stage 2	(18)	29	(11)	–	(4)	10	(6)	–
Transfer to Stage 3	–	(7)	7	–	–	(6)	6	–
Net remeasurement due to transfers into stage[3]	(10)	5	–	(5)	(5)	6	–	1
New originations or purchases[4]	5	n/a	n/a	5	9	n/a	n/a	9
Net repayments[5]	(4)	(2)	–	(6)	–	–	–	–
Derecognition of financial assets (excluding disposals and write-offs)[6]	(4)	(19)	(40)	(63)	(2)	(2)	(10)	(14)
Changes to risk, parameters, and models[7]	(28)	12	42	26	(1)	31	25	55
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(8)	(8)	–	–	(16)	(16)
Recoveries	1	(3)	4	2	–	–	2	2
Foreign exchange and other adjustments	(3)	(3)	(2)	(8)	2	1	2	5
Balance at end of period	$23	$166	$56	$245	$37	$56	$59	$152
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$595	$1,330	$187	$2,112	$717	$417	$175	$1,309
Provision for credit losses
Transfer to Stage 1[2]	633	(628)	(5)	–	134	(123)	(11)	–
Transfer to Stage 2	(67)	98	(31)	–	(172)	199	(27)	–
Transfer to Stage 3	(5)	(105)	110	–	(7)	(76)	83	–
Net remeasurement due to transfers into stage[3]	(210)	79	4	(127)	(55)	210	7	162
New originations or purchases[4]	106	n/a	n/a	106	177	n/a	n/a	177
Net repayments[5]	(50)	(54)	(8)	(112)	(44)	(22)	(6)	(72)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(40)	(79)	(19)	(138)	(43)	(21)	(11)	(75)
Changes to risk, parameters, and models[7]	(352)	481	245	374	138	267	553	958
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(491)	(491)	–	–	(688)	(688)
Recoveries	–	–	166	166	–	–	137	137
Foreign exchange and other adjustments	(23)	(40)	(11)	(74)	18	9	4	31
Balance, including off-balance sheet instruments, at end of period	587	1,082	147	1,816	863	860	216	1,939
Less: Allowance for off-balance sheet instruments[8]	25	88	–	113	30	55	–	85
Balance at end of period	$562	$994	$147	$1,703	$833	$805	$216	$1,854
Credit Card[9]
Balance, including off-balance sheet instruments, at beginning of period	$799	$2,181	$204	$3,184	$934	$673	$322	$1,929
Provision for credit losses
Transfer to Stage 1[2]	763	(753)	(10)	–	297	(285)	(12)	–
Transfer to Stage 2	(83)	112	(29)	–	(211)	240	(29)	–
Transfer to Stage 3	(4)	(355)	359	–	(10)	(267)	277	–
Net remeasurement due to transfers into stage[3]	(279)	132	5	(142)	(110)	325	15	230
New originations or purchases[4]	53	n/a	n/a	53	90	n/a	n/a	90
Net repayments[5]	(61)	(9)	12	(58)	52	9	21	82
Derecognition of financial assets (excluding disposals and write-offs)[6]	(24)	(72)	(99)	(195)	(54)	(62)	(165)	(281)
Changes to risk, parameters, and models[7]	(267)	382	180	295	104	877	673	1,654
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(570)	(570)	–	–	(938)	(938)
Recoveries	–	–	156	156	–	–	162	162
Foreign exchange and other adjustments	(45)	(101)	(14)	(160)	35	20	17	72
Balance, including off-balance sheet instruments, at end of period	852	1,517	194	2,563	1,127	1,530	343	3,000
Less: Allowance for off-balance sheet instruments[8]	187	326	–	513	250	360	–	610
Balance at end of period	$665	$1,191	$194	$2,050	$877	$1,170	$343	$2,390

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Transfers represent stage transfer movements prior to ECL remeasurement.
[3]

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2020 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

[4]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[5]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[6]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[7]

Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2020 Annual Consolidated Financial Statements for further details.

[8]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[9]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2020 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)
(millions of Canadian dollars)	For the six months ended
	April 30, 2021				April 30, 2020
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Business and Government[2]
Balance, including off-balance sheet instruments, at beginning of period	$1,499	$1,858	$422	$3,779	$736	$740	$208	$1,684
Provision for credit losses
Transfer to Stage 1[3]	230	(227)	(3)	–	78	(76)	(2)	–
Transfer to Stage 2	(262)	269	(7)	–	(137)	145	(8)	–
Transfer to Stage 3	(3)	(65)	68	–	(10)	(77)	87	–
Net remeasurement due to transfers into stage[3]	(57)	77	(2)	18	(32)	101	(4)	65
New originations or purchases[3]	561	n/a	n/a	561	319	n/a	n/a	319
Net repayments[3]	(6)	(69)	(67)	(142)	(12)	(19)	(18)	(49)
Derecognition of financial assets (excluding disposals and write-offs)[3]	(380)	(368)	(174)	(922)	(167)	(160)	(119)	(446)
Changes to risk, parameters, and models[3]	(216)	305	321	410	300	509	454	1,263
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(191)	(191)	–	–	(105)	(105)
Recoveries	–	–	25	25	–	–	29	29
Foreign exchange and other adjustments	(79)	(91)	(23)	(193)	30	28	7	65
Balance, including off-balance sheet instruments, at end of period	1,287	1,689	369	3,345	1,105	1,191	529	2,825
Less: Allowance for off-balance sheet instruments[4]	169	149	26	344	127	123	46	296
Balance at end of period	1,118	1,540	343	3,001	978	1,068	483	2,529
Total Allowance, including off-balance sheet instruments, at end of period	2,749	4,454	766	7,969	3,132	3,637	1,147	7,916
Less: Total Allowance for off-balance sheet instruments	381	563	26	970	407	538	46	991
Total Allowance for Loan Losses at end of period[5]	$2,368	$3,891	$740	$6,999	$2,725	$3,099	$1,101	$6,925

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Includes allowance for loan losses related to customers’ liability under acceptances.
[3]	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
[4]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[5]	Includes allowance for loan losses related to loans that are measured at FVOCI of $1 million as at April 30, 2021 (April 30, 2020 – nil).

The allowance for loan losses on all remaining financial assets is not significant.

FORWARD-LOOKING INFORMATION

Relevant macroeconomic factors are incorporated in risk parameters as appropriate. Additional risk factors that are industry or segment specific are also incorporated, where relevant. The key macroeconomic variables used in determining ECLs include regional unemployment rates for all retail exposures and regional housing price indices for residential mortgages and home equity lines of credit. For business and government loans, the key macroeconomic variables include GDP, unemployment rates, interest rates, and credit spreads.

Forward-looking macroeconomic forecasts are generated by TD Economics as part of the ECL process: A base economic forecast is accompanied with upside and downside estimates of realistically possible economic conditions. All macroeconomic forecasts are updated quarterly for each variable on a regional basis where applicable and incorporated as relevant into the quarterly modelling of base, upside and downside risk parameters used in the calculation of ECL scenarios and probability-weighted ECLs. Since the second quarter of 2020, macroeconomic variables for the downside scenario were based on plausible scenario analyses of COVID-19 impacts, given the lack of comparable historical data for a shock of this nature. Starting in the first quarter of 2021, the upside scenario was based on plausible scenario analyses of a more rapid recovery from the COVID-19 shock.

Macroeconomic Variables

Select macroeconomic variables are projected over the forecast period. The following table represents the average values of the macroeconomic variables over the four calendar quarters starting with the current quarter, and the remaining 4-year forecast period for the base forecast and upside and downside scenarios used in determining the Bank’s ECLs as at April 30, 2021. As the forecast period increases, information about the future becomes less readily available and projections are anchored on assumptions around structural relationships between economic parameters that are inherently much less certain. Compared with the forecast as of January 31, 2021, the overall economic outlook has been upgraded, reflecting greater economic resilience and additional fiscal supports resulting in a faster normalization of economic activity and lower expected unemployment rates. As the economy moves farther away from the initial economic shocks of the pandemic, and given the substantial government supports, uncertainty around the economic forecast continues to decrease.

Macroeconomic Variables

	Base Forecast						Upside Scenario		Downside Scenario
	Calendar Quarters[1]				Average Q2 2021- Q1 2022[2]	Remaining 4-year period[2]	Average Q2 2021- Q1 2022[2]	Remaining 4-year period[2]	Average Q2 2021- Q1 2022[2]	Remaining 4-year period[2]
	Q2 2021	Q3 2021	Q4 2021	Q1 2022
Unemployment rate
Canada	7.6%	6.6%	6.3%	6.2%	6.7%	5.9%	6.3%	5.6%	7.2%	6.4%
United States	5.9	5.5	5.0	4.5	5.2	3.9	4.7	3.8	5.8	4.5
Real GDP
Canada	5.5	6.1	4.5	3.9	7.6	2.0	9.1	1.9	5.0	2.5
United States	7.0	6.8	5.1	4.1	7.3	2.3	9.0	2.1	4.7	2.8
Home prices
Canada (average existing price)[3]	12.5	(1.7)	(3.4)	(6.3)	15.8	(0.8)	17.7	(0.7)	13.2	(0.6)
United States (CoreLogic HPI)[4]	6.5	5.5	5.0	4.5	7.7	3.4	9.8	3.3	5.2	3.6
Central bank policy interest rate
Canada	0.25	0.25	0.25	0.25	0.25	0.72	0.25	0.91	0.25	0.56
United States	0.25	0.25	0.25	0.25	0.25	0.81	0.25	1.02	0.25	0.64
U.S. 10-year treasury yield	1.58	1.63	1.68	1.73	1.66	2.07	1.83	2.50	1.47	1.92
U.S. 10-year BBB spread (%-pts)	1.40	1.55	1.70	1.80	1.61	1.80	1.52	1.76	1.78	1.82

Exchange rate (U.S. dollar/Canadian dollar)	$0.80	$0.81	$0.81	$0.81	$0.81	$0.79	$0.83	$0.81	$0.78	$0.76

[1]	Quarterly figures for real GDP and home prices are presented as the quarter on quarter change, seasonally adjusted annualized rate.
[2]	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
[3]	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service (MLS); data is collected by the Canadian Real Estate Association (CREA).
[4]	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES

ECLs are sensitive to the inputs used in internally developed models, the macroeconomic variables in the forward-looking forecasts and respective probability weightings in determining the probability-weighted ECLs, and other factors considered when applying expert credit judgment. Changes in these inputs, assumptions, models, and judgments would affect the assessment of significant increase in credit risk and the measurement of ECLs.

The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs

(millions of Canadian dollars, except as noted)		As at
	April 30, 2021	October 31, 2020
Probability-weighted ECLs	$7,203	$8,500

Base ECLs	7,174	8,157
Difference – in amount	$29	$343
Difference – in percentage	0.4%	4.0%

ECLs for performing loans and off-balance sheet instruments consist of an aggregate amount of Stage 1 and Stage 2 probability-weighted ECLs which are twelve-month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage 2 ECLs result from a significant increase in credit risk since initial recognition of the loan. The following table shows the estimated impact of staging on ECLs by presenting all performing loans and off-balance sheet instruments calculated using twelve-month ECLs compared to the current aggregate probability-weighted ECLs, holding all risk profiles constant.

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)		As at
	April 30, 2021	October 31, 2020
Aggregate Stage 1 and 2 probability-weighted ECLs	$7,203	$8,500

All performing loans and off-balance sheet instruments using 12-month ECLs	5,363	6,482
Incremental lifetime ECLs impact	$1,840	$2,018

FORECLOSED ASSETS

Foreclosed assets are repossessed non-financial assets where the Bank gains title, ownership, or possession of individual properties, such as real estate properties, which are managed for sale in an orderly manner with the proceeds used to reduce or repay any outstanding debt. The Bank does not generally occupy foreclosed properties for its business use. The Bank predominantly relies on third-party appraisals to determine the carrying value of foreclosed assets. Foreclosed assets held for sale were $62 million as at April 30, 2021 (October 31, 2020 – $77 million), and were recorded in Other assets on the Interim Consolidated Balance Sheet.

LOANS PAST DUE BUT NOT IMPAIRED

A loan is classified as past due when a borrower has failed to make a payment by the contractual due date. The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.

Loans Past Due but not Impaired[1,2,3]
(millions of Canadian dollars)						As at
	April 30, 2021			October 31, 2020
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$215	$81	$296	$221	$64	$285
Consumer instalment and other personal	383	153	536	590	200	790
Credit card	145	106	251	218	149	367
Business and government	648	187	835	723	329	1,052
Total	$1,391	$527	$1,918	$1,752	$742	$2,494
[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.
[2]	Includes loans that are measured at FVOCI.
[3]

Loans deferred under a bank-led COVID-19 relief program are not considered past due. Where such loans were already past due, they are not aged further during the deferral period. Aging for deferred loans commences subsequent to the deferral period.

MODIFIED FINANCIAL ASSETS

To provide financial relief to customers affected by the economic consequences of COVID-19, the Bank is offering certain relief programs, including payment deferral options. Gains and losses resulting from these modifications were insignificant.

TRANSFERS OF FINANCIAL ASSETS QUALIFYING FOR DERECOGNITION

Canada Emergency Business Account Program

Under the Canada Emergency Business Account (CEBA) Program, with funding provided by Her Majesty in Right of Canada (the “Government of Canada”) and Export Development Canada (EDC) as the Government of Canada’s agent, the Bank provides eligible business banking customers with an interest-free, partially forgivable loan of up to $60,000 until December 31, 2022. If the loan is not repaid by December 31, 2022, it will be extended for an additional 3-year term bearing an interest rate of 5% per annum. As of April 30, 2021, the Bank had provided approximately 206,000 customers (October 31, 2020 – 184,000) with CEBA loans and had funded approximately $11.0 billion (October 31, 2020 – $7.3 billion) in loans under the program.